EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 13—EMPLOYEE BENEFIT PLANS

        Defined Contribution Plan:    The Company maintains a 401(k) plan covering substantially all of its U.S. employees. Expense for the Company's 401(k) plan during the years ended December 31, 2018 and 2017 was $0.6 million and $0.7 million, respectively.

        Multiemployer Pension Plans:    During 2018, the Company contributed to approximately 55 multiemployer pension plans throughout the U.S. and, historically, it has contributed to over 150 union sponsored multiemployer pension plans throughout the U.S. under the terms of collective-bargaining agreements that cover the Company's union-represented employees. The risks of participating in these multiemployer pension plans are different from single- employer pension plans primarily in the following aspects:

1.
Assets contributed to the multiemployer pension plan by one employer may be used to provide benefits to employees of other participating employers.

2.
If a participating employer stops contributing to the multiemployer pension plan, the unfunded obligations of the multiemployer pension plan may be borne by the remaining participating employers.

3.
If the Company chooses to stop participating in some of its multiemployer pension plans, it may be required to pay those plans an amount based on the underfunded status of the multiemployer pension plan, referred to as a withdrawal liability.

        The Company's participation in these multiemployer pension plans during the year ended December 31, 2018 is outlined in the following table. All information in the tables is as of December 31, of the relevant year, or 2018, unless otherwise stated. The "EIN/Pension Plan Number" column provides the Employer Identification Number ("EIN") and the three-digit plan number, if applicable. Unless otherwise noted, the most recent Pension Protection Act zone status available during 2018 and 2017 is for the plans' fiscal year-end as of 2018 and 2017, respectively. The zone status is based on information that the Company received from the plan and is certified by the plan's actuary. Among other factors, plans in the green zone are at least 80 percent funded. If a plan is critical and declining, the plan sponsor may file an application with the Secretary of the Treasury requesting a temporary or permanent reduction of benefits to keep the plan from running out of money. If a fund is in critical status, adjustable benefits may be reduced and no lump sum distributions in excess of $5,000 can be made. Plans that are in critical and endangered status are required to adopt a plan aimed at restoring the financial health of the benefit plan. The "Rehab Plan Pending/Implemented" column indicates plans for which a financial improvement plan ("FIP") or a rehabilitation plan ("RP") is either pending or has been implemented. The last column lists the expiration date of the collective-bargaining agreement to which the plans are subject.

        Certain plans have been aggregated in the "All Others" line in the following table, as the contributions to each of these individual plans are not material.

					($ in thousands) Contributions by the Company
		Pension Protection Act Zone Status
				Rehab Plan status Pending/ Implemented				Expiration Date of Collective Bargaining Agreement
	EIN/Pension Plan Number						Surcharge Imposed
Pension Fund		2018	2017		2018	2017			Notes
Boilermaker-Blacksmith National Pension Trust	48-6168020 001	Critical	Endangered	FIP 09/16/2010	2,117	1,681		Multiple Agreements	1, 5
Central Pension Fund of the IUOE and Participating Employers	36-6052390 001	Green	Green		105	99		Multiple Agreements	5
Central States, Southeast, and Southwest Pension Fund	36-6044243 001	Critical & Declining	Critical & Declining	Rehab Plan 03/25/08	65	44		Multiple Agreements	5
Empire State Carpenters Pension Plan	11-1991772 001	Green	Green		15	3		08/17/17—Automatic Renewal	1
Excavators Union Local 731 Pension Fund	13-1809825 001	Green	Green		385	321		04/30/22	10
IBEW Local 1579 Pension Plan	58-1254974 001	Seriously Endangered	Green		123	326		Varies through 07/31/20	2
Insulators Local No. 96 Pension Plan	58-6110889 002	Endangered	Endangered	FIP 01/01/11	44	64		Varies through 07/31/20	2
Iron Workers District Council of Tennessee Valley & Vicinity Pension Plan	62-6098036 001	Green	Green		128	150		11/30/17—Automatic Renewal	3
IUPAT Industry Pension Plan	52-6073909 001	Seriously Endangered	Endangered	FIP 04/02/09	2,061	1,772		Multiple Agreements	5
Laborers National Pension Fund	75-1280827 001	Critical	Green		111	285		Multiple Agreements	5
National Asbestos Workers Pension Plan	52-6038497 001	Critical	Critical	Rehab Plan 09/30/10	1,315	1,167		Multiple Agreements	5
National Electrical Benefits Fund	53-0181657 001	Green	Green		203	308		Multiple Agreements	5
Northwest Sheet Metal Workers Pension Trust	91-6061344 001	Green	Green		21	74		11/01/17—Automatic Renewal	4
Plumbers & Pipefitters National Pension Fund	52-6152779 001	Endangered	Endangered	FIP 04/2010	244	637		Multiple Agreements	5
Plumbers & Steamfitters Local No. 150 Pension Fund	58-6116699 001	Green	Green		11	122		Varies through 07/31/20	2
Plumbers & Steamfitters Local Union No. 43 Pension Fund	62-6101288 001	Green	Green		117	6		11/30/17—Automatic Renewal	3
Sheet Metal Workers Local No. 177 Pension Fund	62-6093256 001	Green	Green		62	43		11/30/17—Automatic Renewal	3
Sheet Metal Workers' National Pension Fund	52-6112463 001	Endangered	Endangered	FIP 03/01/14	354	400		Multiple Agreements	5
Southern Ironworkers Pension Plan	59-6227091 001	Green	Green		111	36		Varies through 07/31/20	2
Tri-State Carpenters & Joiners Pension Trust Fund	62-0976048 001	Endangered	Endangered	Rehab Plan 2011	238	228		11/30/17—Automatic Renewal	3
Pipe Trades Services of MN Pension Plan	41-6131800 001	Green	Green		25	4		08/01/17—Automatic Renewal	8
Washington State Plumbing & Pipefitting Industry Pension Plan	91-6029141 001	Green	Green		69	187		11/01/17—Automatic Renewal	4
Washington-Idaho Laborers-Employers Pension Trust	91-6123988 001	Green	Green		74	177		11/01/17—Automatic Renewal	4
Washington-Idaho-Montana Carpenters-Employers Retirement Fund	91-6123987 001	Endangered	Endangered	FIP 03/05/12	77	316		11/01/17—Automatic Renewal	4
Western States Insulators and Allied Workers Pension	51-0155190 001	Green	Green		24	109		11/01/17—Automatic Renewal	4
All Others					1,134	862

					9,233	9,414

(1)
Defined Benefit Plans for Unions employed through the GPPMA agreement for Fitzpatrick Nuclear Plant. The GPPMA Agreements are annual agreements that automatically renew each year.

(2)
Defined Benefit Plans for Unions employed through the Southern Company Power House Maintenance Agreement. The Southern Company PHMA expires July 31, 2020. The individual Union CBA range from 1 to 3 years in duration.

(3)
Defined Benefit Plans for Unions employed through the TVA PMMA and Other Agreements. The TVA Labor Agreements are annual agreements that automatically renew each year.

(4)
Defined Benefit Plans for Unions employed through the GPPMA agreement for Columbia Generating Station. The GPPMA Agreements are annual agreements that automatically renew each year.

(5)
Regional and National Defined Benefit Funds for multiple unions employed under different labor agreements.

(6)
Defined Benefit Plan for Union employed at Con Ed sites.

(7)
Defined Benefit Plan for Individual working outside of plan jurisdiction.

(8)
The Company did not pay a surcharge for any fund last year that was in Critical Status and had not negotiated a preferred schedule. The Company does pay a surcharge/assessment on some funds under the CBA preferred schedule.

        Employees covered by multiemployer pension plans are hired for project-based building and construction purposes. The Company's participation level in these plans varies as a result.

        The Company believes that its responsibility for potential withdrawal liabilities associated with participating in multiemployer plans is limited because the building and construction trades exemption should apply to the substantial majority of the Company's plan contributions. However, pursuant to the Pension Protection Act of 2006 and other applicable laws, the Company is also exposed to other potential liabilities associated with plans that are underfunded. As of December 31, 2018, the Company had been notified that certain pension plans were in critical funding status. Currently, certain plans are developing, or have developed, a rehabilitation plan that may call for a reduction in participant benefits or an increase in future employer contributions. Therefore, in the future, the Company could be responsible for potential surcharges, excise taxes and/or additional contributions related to these plans. Additionally, market conditions and the number of participating employers remaining in each plan may result in a reorganization, insolvency or mass withdrawal that could materially affect the funded status of multiemployer plans and the Company's potential withdrawal liability, if applicable. The Company continues to actively monitor, assess and take steps to limit its potential exposure to any surcharges, excise taxes, additional contributions and/or withdrawal liabilities. However, the Company cannot, at this time, estimate the full amount, or even the range, of this potential exposure.